NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis (Tables)	Sep. 30, 2023
December 31, 2022
Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2020	$7,202	-	-	$7,202
Derivative liability	$92,527	-	-	$92,527
Fair Value at December 31, 2021	$92,527	-	-	$92,527
Derivative liability	$102,011	-	-	$102,011
Fair Value at December 31, 2022	$102,011	-	-	$102,011